Segment, Geographic and Revenue Information (Details 3) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue		$ 307,634,389	$ 341,028,267	$ 329,089,036
Televisions [member]
Disclosure of products and services [line items]
Revenue		113,194,567	152,442,198	140,519,923
Mobile PCs and Devices [member]
Disclosure of products and services [line items]
Revenue		74,375,305	71,068,304	66,892,131
Monitors [member]
Disclosure of products and services [line items]
Revenue		47,024,353	45,696,144	44,668,054
Commercial and Others [member]
Disclosure of products and services [line items]
Revenue	[1]	56,190,529	53,128,684	52,746,574
Solar Products [member]
Disclosure of products and services [line items]
Revenue		$ 16,849,635	$ 18,692,937	$ 24,262,354

[1]	Others include sales from products for other applications and sales of raw materials, components and from service charges.